Supplemental Cash Flow information - Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payments made during the period:
Interest	$ 186.4	$ 175.0	$ 153.7
Income tax and social contribution	28.6	153.9	33.4
Non-cash financing and investing transactions
Impairment of assets	(58.4)
Government grants	(4.3)	(51.5)	(55.3)
Inventory [member]
Non-cash financing and investing transactions
Non-cash additions of property plant and equipment		2.5
Write off on Property, Plant and Equipment by transfer to pool parts inventory	(21.6)		(5.8)
Disposals property, plant and equipment for providing for the sale of inventory	$ (100.8)	(34.8)	$ (45.9)
Financial guarantees [member]
Non-cash financing and investing transactions
Non-cash additions of property plant and equipment		45.7
Intangible assets [member]
Non-cash financing and investing transactions
Non-cash additions of property plant and equipment		$ 7.5